Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Anti-dilutive equity securities	132,174,660	92,323,468	134,212,426	94,290,134
Stock Options
Anti-dilutive equity securities			21,593,385	16,203,385
Warrants
Anti-dilutive equity securities			97,977,851	78,086,749
Warrants
Anti-dilutive equity securities			14,641,190	0